Expense Example - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2035 Fund	Apr. 30, 2021 USD ($)
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,589
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	612
Expense Example, with Redemption, 3 Years	824
Expense Example, with Redemption, 5 Years	1,081
Expense Example, with Redemption, 10 Years	1,815
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	982
Expense Example, with Redemption, 10 Years	1,993
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	$ 1,070